Schedule of Composition of Stock Capital (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Nov. 03, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Nov. 17, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 0.0001	$ 0.0001				$ 0.0001
Common stock voting	10,000,000	10,000,000				5,600,000
Voting Common stock shares, issued	1,498,664	515,796				148,185
Voting Common stock shares, outstanding	1,498,664	515,796				148,185
Common stock non-voting	2,500,000	2,500,000
Non voting common stock shares, issued		179,026
Non voting common stock shares, outstanding		179,026
Total common stock	12,500,000	12,500,000				5,600,000
Commom stock, shares issued	1,498,664	694,822				148,185
Commom stock, shares outstanding	1,498,664	694,822				148,185
Non-designated preferred stock	148,438,108	148,438,108				88,400,879
Preferred stock, shares issued	14,651,864	17,494,820				26,560,266
Preferred stock, shares outstanding	14,651,864	17,494,820				26,560,266
Total preferred stock	148,753,937	148,438,108
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 29.25	$ 29.25
Series B-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock non-voting			351,283
Series CF-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 77.286
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued	14,651,864	17,494,820				26,560,266
Preferred stock, shares outstanding	14,651,864	17,494,820				26,560,266
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-designated preferred stock	25,356,256	25,356,256				25,356,256
Preferred stock, shares issued	8,204,944	8,204,944				8,204,944
Preferred stock, shares outstanding	8,204,944	8,204,944				8,204,944
Preferred Stock [Member] | Series B-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-designated preferred stock	27,463,149	27,463,149				27,463,149
Preferred stock, shares issued	1,520,962	2,128,737				9,154,388
Preferred stock, shares outstanding	1,520,962	2,128,737				9,154,388
Preferred Stock [Member] | Series B-3 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-designated preferred stock	21,453,390	21,453,390				21,453,390
Preferred stock, shares issued	4,915,958	7,151,139				7,151,139
Preferred stock, shares outstanding	4,915,958	7,151,139				7,151,139
Preferred Stock [Member] | Series CF-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-designated preferred stock		14,128,084				14,128,084
Preferred stock, shares issued						2,049,795
Preferred stock, shares outstanding						2,049,795
Preferred Stock [Member] | Series CF-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-designated preferred stock		2,900,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-designated preferred stock	10,000	10,000			10,000
Preferred stock, shares issued	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000
Preferred Stock [Member] | Non Designated Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-designated preferred stock	74,471,142	57,127,229
Preferred stock, shares issued
Preferred stock, shares outstanding